UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stafford Capital Management, LLC.
Address: 222 Kearny St. #204
         San Francisco CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karin M. Blair
Title: COO. Chief Operating Officer
Phone: 415-362-6120
Signature, Place, and Date of Signing:

/s/ Karin M. Blair  222 Kearny St. #204, San Francisco, CA 9410 10/24/00
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:    71

Form 13F Information Table Value Total:   211247

List of Other Included Managers:

 No.  13F File Number     Name

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                                     002824100     71     1500
Agilent Technologies, Inc.                      00846U101     11      228
Alza Corp.                                      022615108    804     9300
Amgen                                           031162100    513     7350
Anadarko Petroleum Corp.                        032511107    472     7096
Aware                                           05453N100   5349   138950
Azurix Corp.                                    05501M104   1821   511300
BMC Software                                    005921100     32     1700
Bell & Howell Inc.                              077852101   3419   156300
Bluestone Software                              09623P102     10      600
BrookStone, Inc.                                114537103   3646   260450
Catalytica, Inc.                                148885106   5787   467650
Central Parking                                 154785109   3666   185050
Classic Communication Inc.                      182728204   1117   220750
Concord Camera                                  206156101   5983   233500

                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Concord EFS, Inc.                               206197105  1268    35700
Copart                                          217204106  5899   425200
CyberSource Corp.                               23251J106  2945   260400
Cyberonics                                      23251P102  6705   312800
DeVry, Inc.                                     251893103  8279   220050
Devon Energy Corporation                       245179M103    57      947
Digital Generation Systems                      253921100  3700   869250
Dril-Quip                                       262037104  4735   118750
Entrust                                         293848107  4474   161950
Equity Office Properties                        294741103   310    10000
Expeditors International                        302130109    67     1500
FVC.Com                                         30266P100  2014   402950
Firstar Corporation                             33763V109    19      836
Frontline Capital Group                         35921N101  6690   407050
Fundtech, Ltd. - Foreign                                   3669   153800
Gap, Inc.                                       364760108   519    25812
General Electric                                369604103   138     2400

                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Genesco, Inc.                                  371532102   4147   244850
Geokinetics                                    372910109     27   109267
Haliburton                                     406216101    768    15700
HealthSouth Rehab Corp.                        421924101   1500   184700
Hewlett-Packard                                428236103     58      600
Hi/Fn Inc.                                     428358105   7061   103650
Home Depot                                     437076102    151     2850
Information Resource Engineering               45675F303   3699   122300
Investment Technology Group                    46145F105     36      900
JDS Uniphase Corp.                             46612J101    989    10451
Johnson & Johnson                              478160104     37      400
Lincoln National Convertible
Security Fund                                  534183108     38     2100
MKS Instruments                                55306N104   4159   151950
Macrovision Corp.                              555904101   5908    72950
Mercury General Corp.                          589400100  10192   360000
Monaco Coach                                   60886R103   4334   262700
Nabors Industries                              629568106     94     1800

                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
National City Corp.                            635405103     806   36450
NextCard                                       65332K107    3711  408100
Packeteer Inc.                                 695210104    4933  130050
Paychex, Inc.                                  704326107     681   12976
Petroleum Geo Services                         716597109     136    7900
Pharmacyclics                                  716933106    4543   91550
Polaroid Corp.                                 731095105    3202  238300
Polycom, Inc.                                  73172K104    2146   32050
Primus Knowledge Solutions                     74163Q100    4404  297375
ProBusiness                                    742674104    8297  274300
Protective Life Corp                           743674103     920   30800
Proxim                                         744284100    3604   81000
Radvision Ltd. - Foreign                                    5154  182850
Sangstat                                       801003104    3021  235850
Silicon Image                                  82705T102    3042  122600
SonicWall, Inc.                                835470105    6828  239600
SonoSite, Inc.                                 83568G104    2460  131650
The Men's Wearhouse Inc.                       587118100    4731  167100

                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Triton PCS Holdings Inc. Class A
Foreign                                                      466   16950
Tut Systems                                    901103101    4583   53100
Varco International, Inc.                      922126107   10487  503895
Vaxgen Inc.                                    922390208    5705  244050
                                                          211247